CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended	13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Cash flows from operating activities
Net loss	$ (68,359)	$ (80,421)	$ (101,370)	$ (30,118)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	51,176	44,239	60,416	34,348
Amortization of deferred commissions	3,121	653	2,238
Amortization of debt issuance costs	3,236	2,440	3,519	1,296
Unit-based compensation	5,953	6,173	8,222	8,166
Loss on disposal of property and equipment	35	119	142	47
Changes in operating assets and liabilities:
Accounts receivable, net	79,309	528	(49,992)	(7,958)
Prepaid expenses and other current assets	(4,765)	(579)	(1,276)	726
Other noncurrent assets	(3,048)	(5,769)	(9,113)	(472)
Accounts payable and accrued liabilities	(4,335)	(4,027)	5,493	(6,284)
Incentive program payable	12,392	(2,449)	(1,581)	15,815
Deferred revenue	(67,847)	(1,989)	36,770	1,406
Changes in other liabilities	23,186	(5,224)	(9,169)	(9,370)
Net cash used in operating activities	30,054	(46,306)	(55,847)	9,883
Cash flows from investing activities
Capital expenditures	(12,048)	(10,324)	(11,563)	(2,712)
Payments for acquisitions - net of cash acquired		(431,399)	(431,399)	(244,449)
Net cash used in investing activities	(12,048)	(441,723)	(442,962)	(235,742)
Cash Flows from Financing Activities:
Proceeds from sale of membership units	3,384	5	63	85
Repurchase of membership units, net		(116)	(115)	(1,564)
Proceeds from indebtedness	15,574	476,787	492,588	480,000
Repayments of indebtedness	(21,891)	(3,290)	(5,529)	(197,979)
Repayments of capital lease obligations	(5,145)	(4,696)	(6,449)	(5,245)
Pyments of debt issuance costs		(12,941)	(12,941)	(11,538)
Net cash provided by financing activities	(8,078)	455,749	467,617	260,674
Effect of exchange rate changes on cash and cash equivalents	101	1,506	232	(112)
Net increase (decrease) in cash, cash equivalents and restricted cash	10,029	(30,774)	(30,960)	34,703
Cash - beginning of the period	48,428	79,388	79,388
Cash - end of the period	58,457	48,614	48,428	79,388
Reconciliation of cash, cash equivalents and restricted cash:
Total cash, cash equivalents and restricted cash	58,457	48,614	48,428	79,388
Supplemental Information - Cash Paid for:
Interest	49,898	44,416	62,159	22,744
Income taxes	1,225	1,718	1,825	1,223
Non-Cash Investing and Financing Activities:
Capital expenditures financed under capital lease obligations	11,076	2,602	3,218	3,612
Capital expenditures included in accounts payable and accrued liabilities	25		$ 2,175	432
Prepaid software, maintenance and insurance under notes payable	$ 892	$ 354		$ 112